PRINCIPAL SUBSIDIARIES - SUMMARIZED CONSOLIDATED STATEMENT OF CASH FLOWS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	¥ 175,868	¥ 190,935	¥ 214,543
Net cash (used in)/generated from investing activities	(66,422)	(145,323)	(66,217)
Net cash (used in)/generated from financing activities	(111,260)	(56,509)	(93,047)
Net increase/(decrease) in cash and cash equivalents	(1,814)	(10,897)	55,279
Balance at beginning of period	113,218	124,468	68,933
Effect of foreign currency exchange rate changes	518	(353)	256
Balance at end of period	111,922	113,218	124,468
Marketing Company
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	24,825	51,038	50,840
Net cash (used in)/generated from investing activities	8,339	(35,738)	(31,573)
Net cash (used in)/generated from financing activities	(32,084)	(16,499)	(20,424)
Net increase/(decrease) in cash and cash equivalents	1,080	(1,199)	(1,157)
Balance at beginning of period	12,921	14,373	14,914
Effect of foreign currency exchange rate changes	141	(253)	616
Balance at end of period	14,142	12,921	14,373
SIPL
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	3,467	2,758	2,576
Net cash (used in)/generated from investing activities	4,096	(2,211)	2,729
Net cash (used in)/generated from financing activities	(5,419)	243	(4,414)
Net increase/(decrease) in cash and cash equivalents	2,144	790	891
Balance at beginning of period	3,605	3,045	2,042
Effect of foreign currency exchange rate changes	244	(230)	112
Balance at end of period	5,993	3,605	3,045
Shanghai Petrochemical
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	6,659	7,061	7,182
Net cash (used in)/generated from investing activities	(1,928)	(2,401)	(190)
Net cash (used in)/generated from financing activities	(3,507)	(2,590)	(2,637)
Net increase/(decrease) in cash and cash equivalents	1,224	2,070	4,355
Balance at beginning of period	7,504	5,441	1,077
Effect of foreign currency exchange rate changes	14	(7)	9
Balance at end of period	8,742	7,504	5,441
Fujian Petrochemical
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	38	(558)	617
Net cash (used in)/generated from investing activities	(215)	225	54
Net cash (used in)/generated from financing activities	43	(158)	(55)
Net increase/(decrease) in cash and cash equivalents	(134)	(491)	616
Balance at beginning of period	226	717	101
Balance at end of period	92	226	717
Sinopec Kantons
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	738	968	505
Net cash (used in)/generated from investing activities	648	193	261
Net cash (used in)/generated from financing activities	(1,551)	(1,093)	(1,338)
Net increase/(decrease) in cash and cash equivalents	(165)	68	(572)
Balance at beginning of period	343	289	886
Effect of foreign currency exchange rate changes	20	(14)	(25)
Balance at end of period	198	343	289
Shanghai SECCO
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	3,766	1,639
Net cash (used in)/generated from investing activities	(480)	5,567
Net cash (used in)/generated from financing activities	(3,676)
Net increase/(decrease) in cash and cash equivalents	(390)	7,206
Balance at beginning of period	7,205
Effect of foreign currency exchange rate changes	2	(1)
Balance at end of period	6,817	7,205
Zhonghan Wuhan
Disclosure of summarized statement of cash flows [line items]
Net cash generated from/(used in) operating activities	3,308	2,976	3,636
Net cash (used in)/generated from investing activities	(3,099)	(2,415)	(3,080)
Net cash (used in)/generated from financing activities	525	(631)	(682)
Net increase/(decrease) in cash and cash equivalents	734	(70)	(126)
Balance at beginning of period	64	134	260
Balance at end of period	¥ 798	¥ 64	¥ 134